Accrued Liabilities (Details) - USD ($) $ in Thousands	Jul. 31, 2025	Jan. 31, 2025
Accrued Liabilities
Accrued compensation and benefits	$ 44,873	$ 55,105
Accrued contingent acquisition consideration	7,387	8,674
Accrued professional fees	2,265	1,823
Other accrued liabilities	13,571	14,054
Total	$ 68,096	$ 79,656